Condensed Interim Consolidated Balance Sheets (unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,834,743	7,793,274
Ordinary shares, outstanding	5,747,611	5,706,142
Ordinary shares, treasury shares	2,087,132	2,087,132